Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent company condensed statement of financial position	Parent company condensed statement of financial position
as at 31 December before appropriation of result

in EUR million	2023	2022		2023	2022
Assets			Equity
Investments in group companies	43,687	49,192	Share capital	35	37
Fixed assets	43,687	49,192	Share premium	17,116	17,116
			Legal and statutory reserves	-773	-986
Receivables from group companies [1]	70,524	65,704	Other reserves	35,761	29,002
Other assets	11	16	Unappropriated result	2,544	11,331
Current assets	70,535	65,720	Total equity	54,684	56,500

			Liabilities
			Subordinated loans	16,330	16,441
			Debenture loans	42,569	41,609
			Other non-current liabilities	0	0
			Non-current liabilities	58,899	58,051

			Amounts owed to group companies	56	56
			Other liabilities	584	305
			Current liabilities	639	360

Total assets	114,222	114,912	Total equity and liabilities	114,222	114,912
1 Receivables from Group companies include EUR 16,330 million subordinated loans provided by ING Groep N.V. to ING Bank N.V. (2022: EUR 16,441 million).

Parent company condensed statement of profit or loss	Parent company condensed statement of profit or loss
for the years ended 31 December

in EUR million	2023	2022	2021
Staff expenses	0	0	3
Other expenses	7	9	5
Total expenses	7	8	8

Interest and other financial income	2,003	1,466	1,148
Valuation results	0	-1	0
Interest and other financial expenses	-1,828	-1,450	-1,143
Net interest and other financial income	174	15	5

Result before tax	167	7	-3
Taxation	43	2	0
Result after tax	124	5	-3
Result from (disposal of) group companies and participating interests after taxation	4,016	12,121	5,954
Net result	4,140	12,126	5,951

Parent company condensed statement of changes in equity	Parent company condensed statement of changes in equity

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2022	37	17,116	-986	29,002	11,331	56,500

Realised and unrealised revaluations of equity securities			-34	-1		-35
Unrealised revaluations debt instruments and other revaluations			53			53
Realised gains/losses transferred to the statement of profit or loss			9			9
Changes in cash flow hedge reserve			997			997
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			-39			-39
Realised and unrealised revaluations property in own use			2	8		10
Remeasurement of the net defined benefit asset/liability			-85			-85
Exchange rate differences and other			-132			-132
Total amount recognised directly in equity			770	7		776
Net result			336		3,804	4,140
Total comprehensive income net of tax			1,106	7	3,804	4,916

Transfer from Unappropriated result				9,923	-9,923
Dividends and other distributions					-2,668	-2,668
Share buyback	-2			-3,998		-4,000
Changes in treasury shares				-8		-8
Employee share plans				-7		-7
Changes in the composition of the group and other changes			-892	842		-50
Balance as at 31 December 2023	35	17,116	-773	35,761	2,544	54,684
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2021	39	17,105	1,073	28,909	4,940	52,066

Realised and unrealised revaluations of equity securities			-95	-23		-118
Unrealised revaluations debt instruments and other revaluations			-413			-413
Realised gains/losses transferred to the statement of profit or loss			-24			-24
Changes in cash flow hedge reserve			-2,901			-2,901
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			150	15		165
Realised and unrealised revaluations property in own use			-32	26		-5
Remeasurement of the net defined benefit asset/liability			-19			-19
Exchange rate differences and other			1,115	-26		1,088
Total amount recognised directly in equity			-2,220	-8		-2,228
Net result			161		11,965	12,126
Total comprehensive income net of tax			-2,059	-8	11,965	9,898

Transfer from Unappropriated result				4,940	-4,940
Dividends and other cash distributions				-2,715	-634	-3,349
Share buyback programme	-2			-1,580		-1,582
Changes in treasury shares				4		4
Employee share plans		12		15		27
Changes in the composition of the group and other changes				-564		-564
Balance as at 31 December 2022	37	17,116	-986	29,002	11,331	56,500
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2020	39	17,089	2,347	29,988	2,156	51,619

Realised and unrealised revaluations of equity securities			101	-6		94
Unrealised revaluations debt instruments and other revaluations			-173			-173
Realised gains/losses transferred to the statement of profit or loss			-40			-40
Changes in cash flow hedge reserve			-1,603			-1,603
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			37			37
Realised and unrealised revaluations property in own use			-13	11		-2
Remeasurement of the net defined benefit asset/liability			95			95
Exchange rate differences and other			132	18		150
Total amount recognised directly in equity			-1,465	23		-1,442
Net result			191		5,760	5,951
Total comprehensive income net of tax			-1,274	23	5,760	4,509

Transfer from Unappropriated result				2,156	-2,156
Dividends and other cash distributions				-1,522	-820	-2,342
Share buyback programme				-1,744		-1,744
Changes in treasury shares				-4		-4
Employee share plans		16		12		29
Balance as at 31 December 2021	39	17,105	1,073	28,909	4,940	52,066

Parent company condensed statement of changes in cash flows	Parent company condensed statement of cash flows
for the years ended 31 December

in EUR million		2023	2022	2021		2023	2022	2021
Cash flows from operating activities					Cash flows from financing activities
Result before tax		167	7	-3	Proceeds from debt securities	6,012	11,176	7,912
Adjusted for:	– non-cash items in Result before tax	221	213	65	Repayments of debt securities	-4,591	-4,302
Taxation paid		0	16	0	Proceeds from issuance of subordinated loans	2,240	993	3,182
Changes in:	– Net change in Loans and advances to/from banks, not available/payable on demand	-6,485	-8,191	-9,298	Repayments of subordinated loans	-2,132	-1,090	-994
	– Other	19	-84	-86	Purchase of treasury shares (share buyback programme)	-3,524	-1,721	-1,604
Net cash flow from/(used in) operating activities		-6,079	-8,040	-9,323	Dividends paid	-2,964	-3,052	-2,342
					Other financing			1
Cash flows from investing activities					Net cash flow from/(used in) financing activities	-4,959	2,004	6,154
Disposals and redemptions:	– dividends received from group companies	10,269	6,277	3,125
	– securities at amortised cost	1,000			Net cash flow	231	241	-44
Net cash flow from/(used in) investing activities		11,269	6,277	3,125
					Cash and cash equivalents at beginning of year	383	142	186
					Effect of exchange rate changes on cash and cash equivalents	0	0	-1
					Cash and cash equivalents at end of year	614	383	142

Five-year schedule of maturities of debt

	Subordinated loans		Debenture loans
in EUR million	2023	2022	2023	2022
Less than 1 year			1,474	4,639
1 to 2 years			3,250	1,570
2 to 3 years			7,616	3,250
3 to 4 years			7,049	7,716
4 to 5 years			7,306	5,563
Longer than 5 years	9,317	10,113	15,875	18,872
Maturity not applicable	7,014	6,329
	16,330	16,441	42,569	41,609